Equity and Debt Financings (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2024	Aug. 30, 2024	Aug. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 12, 2024	Dec. 31, 2022
Line of Credit Facility [Line Items]
Debt Instrument, Unamortized Discount				$ 700,000		$ 700,000
Payments for Underwriting Expense						100,000
Legal Fees						100,000
Investor counsel fee				5,000		5,000
Debt Instrument, Periodic Payment, Interest						905,000
Total lease liability				$ 866,993		$ 866,993		$ 2,764,089
Capital Units, Authorized				220,000,000		220,000,000
Temporary Equity, Par or Stated Value Per Share				$ 0.001		$ 0.001
Common Stock, Shares Authorized								200,000,000
Preferred Stock, Shares Authorized								20,000,000		20,000,000
Increase (Decrease) in Income Taxes Receivable				$ 460	$ 1,380	$ 1,380	$ 1,341
Employee And Non Employee [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 0	$ 0	$ 312,873	$ 0
Employee Benefits and Share-Based Compensation								$ 687,397
Incentive Award Plan 2021 [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				17,958		17,958
Employee Stock Purchase Plan 2021 [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				25,000		25,000
Equity Line Of Credit [Member] | August 2024 Public Offering [Member]
Line of Credit Facility [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		4,336
Debt Instrument, Fair Value Disclosure		$ 828,491
Debt Instrument, Repurchased Face Amount		434,958
Debt Instrument, Face Amount		380,042
Interest Expense, Debt		34,204
Debt Instrument, Repurchase Amount		$ 20,712
Series A Warrant [Member]
Line of Credit Facility [Line Items]
Shares, Issued									14,900
Common Stock remain Issuable Exercise									5,286,692
Share-Based Payment Arrangement, Option [Member] | Incentive Award Plan 2021 [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				11,729		11,729
Restricted Stock Units (RSUs) [Member]
Line of Credit Facility [Line Items]
Employee Benefits and Share-Based Compensation						$ 97
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award						0.00 years
Restricted Stock Units (RSUs) [Member] | Incentive Award Plan 2021 [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				649		649
Common Units [Member]
Line of Credit Facility [Line Items]
Common Unit, Issued			33,402,000
Pre Funded Units [Member]
Line of Credit Facility [Line Items]
Common Unit, Issued			16,598,000
Series Awarrants [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised			15,000,000
Series Bwarrants [Member]
Line of Credit Facility [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised			7,500,000
Warrant [Member]
Line of Credit Facility [Line Items]
Sale of Stock, Price Per Share			$ 0.20
Pre Reverse Stock Split [Member]
Line of Credit Facility [Line Items]
Sale of Stock, Price Per Share			0.199
Option Indexed to Issuer's Equity, Strike Price			$ 0.001
Shares, Issued				342,588		342,588
Post Reverse Stock Split [Member] | Series A Warrant [Member]
Line of Credit Facility [Line Items]
Option Indexed to Issuer's Equity, Strike Price	$ 24.00
Shares Issued, Price Per Share	$ 5.206			$ 5.206		$ 5.206
Share issued				$ 5,301,592		$ 5,301,592
Post Reverse Stock Split [Member] | Series B Warrant [Member]
Line of Credit Facility [Line Items]
Shares Issued, Price Per Share				$ 5.206		$ 5.206
Share issued				$ 1,032,198		$ 1,032,198
Share Price				$ 5.45		$ 5.45